SUBSEQUENT EVENTS - Preferred Stock Offering and Warrants (Details) - USD ($)	Mar. 30, 2026	Mar. 22, 2026	Feb. 05, 2026	Oct. 31, 2025
SUBSEQUENT EVENTS
Warrants to purchase shares of common stock			7,703
Exercise price of warrant		$ 29.06	$ 137.5	$ 137.5
Private placement
SUBSEQUENT EVENTS
Preferred stock stated value per share	$ 1,000
Conversion price	$ 29.06
Warrants to purchase shares of common stock	490,861
Exercise price of warrant	$ 29.06
Subsequent events
SUBSEQUENT EVENTS
Conversion price	$ 29.11
Warrants to purchase shares of common stock	465,040
Exercise price of warrant	$ 29.11
Notes issued	$ 2,625,000
Proceeds from private placement	$ 4,629,200
Subsequent events | Series A convertible preferred stock
SUBSEQUENT EVENTS
Sale of investor shares (in shares)	11,411.5
Preferred stock par value per share	$ 0.0001
Preferred stock stated value per share	$ 1,000